Unaudited Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Class B Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Apr. 04, 2021
Balance (in Shares) at Apr. 04, 2021
Issuance of Class B common stock to Sponsor	$ 412		24,588		25,000
Issuance of Class B common stock to Sponsor (in Shares)	4,125,000
Incentives to anchor investors			8,104,500		8,104,500
Proceeds allocated to Public Warrants			2,250,000		2,250,000
Proceeds allocated to Private Placement Warrants			5,800,000		5,800,000
Offering costs allocated to warrants			(856,356)		(856,356)
Re-measurement of redeemable shares to redemption value			(15,322,732)	(4,144,861)	(19,467,593)
Net income (Loss)				(155,240)	(155,240)
Balance at Dec. 31, 2021	$ 412			(4,300,101)	(4,299,689)
Balance (in Shares) at Dec. 31, 2021	4,125,000
Proceeds allocated to Public Warrants			225,000		225,000
Proceeds allocated to Private Placement Warrants			450,000		450,000
Offering costs allocated to warrants			(36,044)		(36,044)
Derecognition of overallotment unit liability			158,141		158,141
Re-measurement of redeemable shares to redemption value			(797,097)	(379,763)	(1,176,860)
Net income (Loss)				(94,699)	(94,699)
Balance at Mar. 31, 2022	$ 412			(4,774,563)	(4,774,151)
Balance (in Shares) at Mar. 31, 2022	4,125,000
Balance at Dec. 31, 2021	$ 412			(4,300,101)	(4,299,689)
Balance (in Shares) at Dec. 31, 2021	4,125,000
Net income (Loss)					(26,990)
Balance at Jun. 30, 2022	$ 412			(4,750,984)	(4,750,572)
Balance (in Shares) at Jun. 30, 2022	4,125,000
Balance at Dec. 31, 2021	$ 412			(4,300,101)	(4,299,689)
Balance (in Shares) at Dec. 31, 2021	4,125,000
Re-measurement of redeemable shares to redemption value – waiver of deferred underwriting commission					2,881,942
Proceeds allocated to Public Warrants			225,000		225,000
Proceeds allocated to Private Placement Warrants			450,000		450,000
Offering costs allocated to warrants			(36,044)		(36,044)
Derecognition of overallotment unit liability			158,141		158,141
Re-measurement of redeemable shares to redemption value			(797,097)	(2,084,845)	(2,881,942)
Net income (Loss)				1,137,756	1,137,756
Balance at Dec. 31, 2022	$ 412	$ 412		(5,247,190)	(5,246,778)
Balance (in Shares) at Dec. 31, 2022	4,125,000
Balance at Mar. 31, 2022	$ 412			(4,774,563)	(4,774,151)
Balance (in Shares) at Mar. 31, 2022	4,125,000
Re-measurement of redeemable shares to redemption value				(44,130)	(44,130)
Net income (Loss)				67,709	67,709
Balance at Jun. 30, 2022	$ 412			(4,750,984)	(4,750,572)
Balance (in Shares) at Jun. 30, 2022	4,125,000
Balance at Dec. 31, 2022	$ 412	412		(5,247,190)	(5,246,778)
Balance (in Shares) at Dec. 31, 2022	4,125,000
Re-measurement of redeemable shares of Class A common stock to redemption value				(1,327,101)	(1,327,101)
Net income (Loss)				492,016	492,016
Balance at Mar. 31, 2023		412		(6,082,275)	(6,081,863)
Balance (in Shares) at Mar. 31, 2023	4,125,000
Balance at Dec. 31, 2022	$ 412	412		(5,247,190)	(5,246,778)
Balance (in Shares) at Dec. 31, 2022	4,125,000
Net income (Loss)					1,246,093
Balance at Jun. 30, 2023		412		(4,145,053)	(4,144,641)
Balance (in Shares) at Jun. 30, 2023	4,125,000
Balance at Mar. 31, 2023		412		(6,082,275)	(6,081,863)
Balance (in Shares) at Mar. 31, 2023	4,125,000
Re-measurement of redeemable shares of Class A common stock to redemption value				(1,516,404)	(1,516,404)
Re-measurement of redeemable shares to redemption value – waiver of deferred underwriting commission				4,042,500	4,042,500
Recognition of excise tax liability on trust redemptions				(1,342,951)	(1,342,951)
Net income (Loss)				754,077	754,077
Balance at Jun. 30, 2023		$ 412		$ (4,145,053)	$ (4,144,641)
Balance (in Shares) at Jun. 30, 2023	4,125,000